FINANCIAL ASSETS AND LIABILITIES - Reconciliation of movements relating to financial instruments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
The reconciliation of movements relating to financial instruments
Financial liabilities	$ 10,571	$ 11,630
Transfers of financial assets from level 1 to 2	0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Level 3 | Financial instruments at fair value
The reconciliation of movements relating to financial instruments
Financial liabilities	49	49
Contingent consideration | Level 3 | Financial instruments at fair value
The reconciliation of movements relating to financial instruments
Financial liabilities	$ 49	$ 49